Note 19 - Adoption of U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Accounting Standards Update and Change in Accounting Principle [Table Text Block]
	Year Ended December 31, 2021
	IFRS	Adjustments/ Reclassifications	Note	U.S. GAAP
Revenue	$4,247	$—		$4,247
Costs and expenses
Cost of sales	1,876	—		1,876
General administrative expenses	36,649	(9)	a, c	36,640
Research and development	9,640	(4)	b	9,636
Depreciation expense	10,825	(97)	b	10,728
Other operating expenses, net	14,002	—		14,002
Total costs and expenses	72,992	(110)		72,882
Operating loss	(68,745)	110		(68,635)
Other income (expense), net
Finance costs, net	(11,769)	2,031	c, d	(9,738)
Change in fair value of financial instruments	(42,102)	60,085	d	17,983
Gain (loss) on extinguishment of debt	3,576	(40,792)	d	(37,216)
Other income (expense), net	1,067	2	c	1,069
Total other income (expense), net	(49,228)	21,326		(27,902)
Loss before income tax	(117,973)	21,436		(96,537)
Income tax	232	—		232
Net loss available to common stockholders	$(117,741)	$21,436		$(96,305)
Other comprehensive loss
Foreign currency translation loss, net of tax	(86)	—		(86)
Comprehensive loss	$(117,827)	$21,436		$(96,391)

Basic loss for the period attributable to common stockholders	$(7.07)	$1.29	e	$(5.78)
Basic weighted-average common shares outstanding	16,655,634	—	e	16,655,634
Diluted loss for the period attributable to common stockholders	$(7.07)	$1.29	e	$(5.78)
Diluted weighted-average common shares outstanding	16,655,634	—	e	16,655,634
	Year Ended December 31, 2020
	IFRS	Adjustments/ Reclassifications	Note	U.S. GAAP
Revenue	$—	$—		$—
Costs and expenses
Cost of sales	—	—		—
General administrative expenses	8,127	(124)	a, c	8,003
Research and development	5,878	46	a, b	5,924
Depreciation expense	3,182	(151)	b	3,031
Other operating expenses, net	5,476	(27)	a, b	5,449
Total costs and expenses	22,663	(256)		22,407
Operating loss	(22,663)	256		(22,407)
Other income (expense), net
Finance costs, net	(22)	57	c, d	35
Change in fair value of financial instruments	(84,224)	93,861	d	9,637
Gain (loss) on extinguishment of debt	(7,466)	(1,774)	d	(9,240)
Other income (expense), net	597	(3)	c	594
Total other income (expense), net	(91,115)	92,141		1,026
Loss before income tax	(113,778)	92,397		(21,381)
Income tax	(148)	—		(148)
Net loss available to common stockholders	$(113,926)	$92,397		$(21,529)
Other comprehensive loss
Foreign currency translation loss, net of tax	—	—		—
Comprehensive loss	$(113,926)	$92,397		$(21,529)

Basic loss for the period attributable to common stockholders	$(7.11)	$5.76	e	$(1.34)
Basic weighted-average common shares outstanding	16,029,826	—	e	16,029,826
Diluted loss for the period attributable to common stockholders	$(7.11)	$5.76	e	$(1.34)
Diluted weighted-average common shares outstanding	16,029,826	—	e	16,029,826
	IFRS	Adjustments / Reclassifications	Note	U.S. GAAP
ASSETS
Current assets
Cash and cash equivalents	$8,533	$—		$8,533
Accounts receivable	1,196	—		1,196
Prepaid expenses and other current assets	2,695	—		2,695
Total current assets	12,424	—		12,424
Property and equipment, net	33,586	(1,056)	b	32,530
Operating lease right-of-use assets	2,663	292	c	2,955
Deferred income tax assets	1,640	—		1,640
Other non-current assets	369	—		369
Total assets	$50,682	$(764)		$49,918
LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Accounts payable	$6,650	$—		$6,650
Debt	246,189	(137,716)	d	108,473
Warrant liabilities	—	143,237	d	143,237
Operating lease liabilities	891	94	c	985
Contract liabilities	935	—		935
Accrued expenses and other liabilities	23,435	—		23,435
Total current liabilities	278,100	5,615		283,715
Operating lease liabilities	1,908	175	c	2,083
Contract liabilities	1,000	—		1,000
Other non-current liabilities	2,552	—		2,552
Total liabilities	283,560	5,790		289,350
Redeemable preferred stock	—	21,306	d	21,306
Stockholders’ equity (deficit)
Treasury stock	(170,949)	—		(170,949)
Additional paid-in capital	235,909	(139,438)	a, d	96,471
Accumulated other comprehensive loss	(86)	—		(86)
Accumulated deficit	(297,752)	111,578		(186,174)
Total stockholders’ equity (deficit)	(232,878)	(27,860)		(260,738)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$50,682	$(764)		$49,918
	Year Ended December 31,
(Consolidated Statement of Operations and Comprehensive Loss)	2021	2020
General and administrative expenses	$(80)	$(136)
Research and development	—	(89)
Other operating expenses	—	(27)
Increase (decrease) to loss before income tax	$(80)	$(252)
(Consolidated Balance Sheet)	December 31, 2021
Additional paid-in-capital	$542
Adjustment to accumulated deficit	(542)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$—
	Year Ended December 31,
(Consolidated Statement of Operations and Comprehensive Loss)	2021	2020
Research and development	$(4)	$135
Depreciation expense	(97)	(151)
Other operating expenses	—	—
Increase (decrease) to loss before income tax	$(101)	$(16)
(Consolidated Balance Sheet)	December 31, 2021
Property and equipment, net	$(1,056)
Total assets	$(1,056)
Adjustment to accumulated deficit	$(1,056)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$(1,056)
	Year Ended December 31,
(Consolidated Statement of Operations and Comprehensive Loss)	2021	2020
General and administrative expenses	$71	$12
Less: Finance costs, net	(49)	(57)
Less: Other income, net	(2)	3
Increase (decrease) to loss before income tax	$20	$(42)
(Consolidated Balance Sheet)	December 31, 2021
Operating lease right-of-use assets	$292
Total assets	$292
Operating lease liabilities	$94
Non-current operating lease liabilities	175
Adjustment to accumulated deficit	23
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$292
	Year Ended December 31,
(Consolidated Statements of Operations and Comprehensive Loss)	2021	2020
Less: Finance costs, net	$(1,982)	$—
Less: Change in fair value of financial instruments	(60,085)	(93,861)
Less: Gain (Loss) on extinguishment of debt	40,792	1,774
Increase (decrease) to loss before income tax	$(21,275)	$(92,087)
(Consolidated Balance Sheet)	December 31, 2021
Debt	$(137,716)
Redeemable Series X preferred stock	21,306
Warrant liability	143,237
Additional paid-in capital	(139,980)
Adjustment to accumulated deficit	113,153
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$—
	Year Ended December 31,
	2021	2020
Net loss attributable to common stockholders	$(96,305)	$(21,529)
Basic weighted-average common shares outstanding (1)	16,655,634	16,029,826
Basic loss per share for the period attributable to common stockholders	$(5.78)	$(1.34)

Dilutive numerator	$(96,305)	$(21,529)
Diluted weighted-average common shares outstanding	16,655,634	16,029,826
Diluted loss per share for the period attributable to common stockholders	$(5.78)	$(1.34)